UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08777
      ---------------------------------------------------------------------

                       CREDIT SUISSE HIGH YIELD BOND FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                       Credit Suisse High Yield Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================

                                  CREDIT SUISSE
                              HIGH YIELD BOND FUND

================================================================================



                                SEMIANNUAL REPORT
                                 April 30, 2005
                                   (unaudited)

CREDIT SUISSE HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

FUND & BENCHMARKS                           PERFORMANCE
Fund NAV (as of 4/30/05)                    $4.23
Total Return (based on NAV)1                (0.77)%
Total Return (based on
   market value)                            (6.91)%
Citigroup High-Yield
   Market Index2 (CHYMI)                    (0.31)%

MARKET OVERVIEW: A SHIFT IN THE CYCLE

In our view, increasing signs of a shift in the credit cycle appeared during the Fund's fiscal half-year, creating a more difficult environment for high yield than we have experienced in almost two years.

The first several months of the fiscal half-year were encouraging, as spreads on high yield issues versus comparable maturity Treasuries continued to narrow, reaching an all-time low on March 9, 2005. Then came a correction triggered by a General Motors (GM) earnings warning, the ramifications of which went well beyond the automotive sector, leading to heightened risk aversion and a broad sell-off in the market. The possibility of downgrades to GM and, to a lesser extent, Ford, with nearly $90 billion in outstanding debt, helped widen spreads significantly from their historic lows.

Although the spread widening was painful, we believe the sell-off in high yield was relatively logical and mild by historic standards. Logical in that more defensive investors simply began to shun longer-dated and lower rated credits in favor of shorter-dated, higher-quality exposures. Mild in that spreads backed up just moderately, to a level last seen just six months ago, in November of 2004. In our view, market participants have turned more defensive in response to ratings downgrades and shareholder-friendly behavior by corporations, many of which announced increased dividends and share buybacks in the period.

STRATEGIC REVIEW: POSITIONED FOR RECOVERY

The Fund came in just beneath its CHYMI benchmark primarily due to its relative positioning in several key industry sectors.

Technology was the strongest contributor to performance through our overweight and issue selection within the sector. Wireless also added due to a substantial overweight. Also contributing to returns was to our overweight in chemicals.

The least favorable contributions to the Fund's overall return came primarily from our overweight exposure to the automotive and to building products sectors, both of which were among the weakest performers on both an absolute and relative basis in the fiscal half-year period.

Going forward, although we cannot predict a robust rally from here, we believe credit could regain some of its former stability. In the high yield market generally, the risk of default remains relatively low and credit conditions have improved considerably over the last several years. Strong underlying fundamentals could redirect investor attention to the relative attractiveness of high yield returns, providing a catalyst for spreads to stabilize.

We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management, LLC at (800) 293-1232. All other inquiries regarding account information, request for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

/s/ Michael E. Kenneally

Michael E. Kenneally
Chairman of the Fund, Chief Executive Officer and President*

/s/ Dennis Schaney

Dennis Schaney
Chief Investment Officer**

   High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

We wish to remind shareholders whose shares are registered in their own name that they automatically participate in the Fund's dividend reinvestment program known as the InvestlinkSM Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program.

* Michael E. Kenneally is the Chairman and Global Chief Executive Officer of CSAM. He has served in these capacities since April 2003. Previously, he was Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003. Mr. Kenneally is also Director and/or Chairman of other investment companies advised by CSAM.

** Dennis Schaney is a Managing Director of CSAM and global head of fixed income. He has served in these capacities since 2003. He is primarily responsible for the management of the Fund's assets. From 1998 until 2003, he was head of leveraged finance, co-head of credit research and a member of the firm's investment strategy group at Blackrock Financial Management. Prior to his tenure at Blackrock, Mr. Schaney spent nine years at Merrill Lynch, where he was a Managing Director in the Global Fixed Income Research and Economics Department. Mr. Schaney also is Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc. (NYSE: CIK).



----------------------------
1  Based on NAV and assuming reinvestment of dividends of $0.2773 per share.

2 The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Investors cannot invest directly in an index.

CREDIT SUISSE HIGH YIELD BOND FUND (unaudited)

     TOP TEN HOLDINGS
     (% of net assets as of 4/30/05)
     ---------------------------------------------------------------------------

SECURITY DESCRIPTION

1.   El Paso Production Holding Company            0.68%
        7.750% 06/01/13
2.   Allied Waste North America, Inc.              0.68%
        7.375% 04/15/14
3.   BGF Industries, Inc.                          0.67%
        10.250% 01/15/09
4.   Adelphia Communications Corp.                 0.63%
        10.875% 10/01/10
5.   Charter Communications
        Holdings LLC                               0.62%
        9.920% 04/01/11
6.   Chukchansi Economic
        Development Authority                      0.60%
        14.500% 06/15/09
7.   Mediacomm LLC Capital Corp.                   0.58%
        9.500% 01/15/13
8.   Calpine Generating Company LLC                0.56%
        8.610% 04/01/10
9.   Hard Rock Hotel, Inc.                         0.54%
        8.875% 06/01/13
10.  Charter Communications
        Holdings LLC                               0.53%
        8.625% 04/01/09


     CREDIT QUALITY BREAKDOWN
     (% of total investments as of 4/30/05)
     ---------------------------------------------------------------------------
     S&P RATINGS
     BBB                                           0.2%
     BB                                           12.8
     B                                            56.3
     CCC                                          27.0
     CC                                            1.1
     D                                             0.5
     NR                                            1.5
                                                ------
        Subtotal                                  99.4
     Short Term Investment                         0.6
                                                ------
        Total                                    100.0%
                                                ======

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------
U.S. CORPORATE BONDS--130.5%
AEROSPACE--1.6%
   BE Aerospace, Inc., Series B,
     Senior Subordinated Notes
     8.000%, 03/01/08ss. .....................     $1,000,000         $1,000,000
   L-3 Communications Corp., Global
     Senior Subordinated Notes
     (Callable 01/15/10 @ $102.94)
     5.875%, 01/15/15 ........................      2,000,000          1,915,000
   Sequa Corp., Series B, Senior Notes
     8.875%, 04/01/08 ........................        850,000            879,750
                                                                     -----------
                                                                       3,794,750
                                                                     -----------

AIRLINES--0.5%
   American Airlines, Inc., Series 01-2,
     Pass Thru Certificates
     7.800%, 04/01/08ss. .....................      1,200,000          1,080,648
                                                                     -----------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS--3.4%
   Accuride Corp., Rule 144A,
     Senior Subordinated Notes
     (Callable 02/01/10 @ $104.25)
     8.500%, 02/01/15++ ......................      1,100,000          1,039,500
   Autocam Corp., Global Senior
     Subordinated Notes
     (Callable 06/15/09 @ $105.44)
     10.875%, 06/15/14 .......................      1,000,000            810,000
   Collins & Aikman Products Corp.,
     Global Company Guaranteed Notes
     (Callable 12/31/06 @ $105.38)
     10.750%, 12/31/11ss. ....................      1,250,000            934,375
   Dura Operating Corp, Series D,
     Company Guaranteed Notes
     (Callable 05/01/05 @ $103.00)
     9.000%, 05/01/09ss. .....................      1,000,000            707,500
   Heafner Tire Group, Inc., Rule 144A,
     Senior Notes
     (Callable 04/01/09 @ $105.38)
     10.750%, 04/01/13++ .....................      1,700,000          1,615,000
   Key Plastics Holdings, Inc., Series B,
     Company Guaranteed Notes
     10.250%, 03/15/07 0^ ....................        250,000             25,000
   Metaldyne Corp., Global Company
     Guaranteed Notes
     (Callable 06/15/07 @ $105.50)
     11.000%, 06/15/12ss. ....................      1,200,000            918,000
   Motor Coach Industries International, Inc.,
     Company Guaranteed Notes
     (Callable 05/01/05 @ $103.75)
     11.250%, 05/01/09 .......................        150,000             90,750
   Stanadyne Corp., Global Senior
     Subordinated Notes
     (Callable 08/15/09 @ $105.00)
     10.000%, 08/15/14 .......................        900,000            877,500
   Tenneco Automotive, Inc., Rule 144A,
     Senior Subordinated Notes
     (Callable 11/15/09 @ $104.31)
     8.625%, 11/15/14++ss. ...................        800,000            734,000
                                                                     -----------
                                                                       7,751,625
                                                                     -----------


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

BROADBAND--0.9%
   Level 3 Communications, Inc.,
     Senior Notes
     (Callable 05/01/06 @ $100.00)
     9.125%, 05/01/08ss. .....................     $  750,000        $   577,500
   Level 3 Financing, Inc., Rule 144A, Senior Notes
     (Callable 10/15/07 @ $105.38)
     10.750%, 10/15/11++ .....................        750,000            622,500
   Primus Telecommunications Group, Inc.,
     Global Senior Notes
     (Callable 01/15/09 @ $104.00)
     8.000%, 01/15/14 ........................      1,500,000            892,500
                                                                     -----------
                                                                       2,092,500
                                                                     -----------

BROADCAST/OUTDOOR--2.0%
   Emmis Operating Co., Global
     Senior Subordinated Notes
     (Callable 05/15/08 @ $103.44)
     6.875%, 05/15/12 ........................        500,000            496,250
   Gray Television, Inc., Global
     Company Guaranteed Notes
     (Callable 12/15/06 @ $104.62)
     9.250%, 12/15/11ss. .....................      1,000,000          1,087,500
   Interep National Radio Sales, Inc.,
     Series B, Company Guaranteed Notes
     (Callable 07/01/05 @ $101.67)
     10.000%, 07/01/08ss. ....................        800,000            653,000
   Paxson Communications Corp.,
     Global Company Guaranteed Notes
     (Callable 01/15/06 @ $106.12)
     0.000%, 01/15/09 + ......................      2,000,000          1,870,000
   Young Broadcasting, Inc., Global
     Company Guaranteed Notes
     (Callable 03/01/06 @ $105.00)
     10.000%, 03/01/11ss. ....................        490,000            492,450
                                                                     -----------
                                                                       4,599,200
                                                                     -----------

BUILDING PRODUCTS--4.3%
   Building Materials Corp.,
     Global Secured Notes
     (Callable 08/01/09 @ $103.88)
     7.750%, 08/01/14 ........................      1,500,000          1,460,625
   Building Materials Corp., Series B,
     Senior Notes
     8.000%, 10/15/07 ........................        500,000            497,500
   Dayton Superior Corp., Company Guaranteed Notes
     (Callable 06/15/07 @ $102.17)
     13.000%, 06/15/09ss. ....................        600,000            513,000
   Dayton Superior Corp., Global
     Secured Notes
     (Callable 6/15/06 @ $105.62)
     10.750%, 09/15/08 .......................        500,000            492,500
   Goodman Global Holdings Co., Inc., Rule 144A,
     Senior Subordinated Notes (Callable
     12/15/08 @ $103.94)
     7.875%, 12/15/12++ss. ...................      1,000,000            885,000
   Interface, Inc., Global Senior
     Subordinated Notes
     (Callable 02/01/09 @ $104.75)
     9.500%, 02/01/14ss. .....................      1,250,000          1,256,250


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

BUILDING PRODUCTS
   Norcraft Holdings L P, Rule 144A,
     Senior Discount Notes
     (Callable 09/01/08 @ $104.88)
     0.000%, 09/01/12+++ .....................     $  750,000        $   517,500
   NTK Holdings, Inc., Rule 144A,
     Senior Discount Notes
     (Callable 09/01/09 @ $105.38)
     0.000%, 03/01/14+++ .....................      1,000,000            505,000
   Ply Gem Industries, Inc.,
     Global Senior Subordinated Notes
     (Callable 02/15/08 @ $104.50)
     9.000%, 02/15/12 ........................      1,000,000            870,000
   RMCC Acquisition Co., Rule 144A,
     Senior Subordinated Notes
     (Callable 11/01/08 @ $104.75)
     9.500%, 11/01/12++ ......................      1,250,000          1,206,250
   Texas Industries, Inc., Global
     Senior Notes
     (Callable 06/15/07 @ $105.12)
     10.250%, 06/15/11 .......................        750,000            845,625
   Werner Holdings Co., Inc., Series A,
     Company Guaranteed Notes
     (Callable 11/15/05 @ $100)
     10.000%, 11/15/07ss. ....................      1,350,000            945,000
                                                                     -----------
                                                                       9,994,250
                                                                     -----------

CABLE--8.0%
   Adelphia Communications Corp.,
     Rule 144A, Secured Notes
     (Callable 02/15/08 @ $105.38)
     10.875%, 10/01/10++0 ....................      3,000,000          2,640,000
   Atlantic Broadband Finance LLC,
     Rule 144A, Senior Subordinated Notes
     (Callable 01/15/09 @ $104.69)
     9.375%, 01/15/14++ss. ...................      1,600,000          1,512,000
   Cablevision Systems Corp., Rule 144A,
     Senior Notes
     8.000%, 04/15/12++ss. ...................      1,500,000          1,486,875
   CCO Holdings LLC, Global Senior Notes
     (Callable 11/15/08 @ 104.38)
     8.750%, 11/15/13ss. .....................      2,100,000          2,031,750
   Charter Communications Holdings LLC,
     Senior Discount Notes
     (Callable 04/01/06 @ $101.44)
     9.920%, 04/01/11 +ss. ...................      3,650,000          2,591,500
   Charter Communications Holdings LLC,
     Senior Notes
     (Callable 04/01/06 @ $101.65)
     8.625%, 04/01/09 ........................      3,050,000          2,218,875
   CSC Holdings, Inc., Senior Notes
     7.250%, 07/15/08 ........................         85,000             85,425
   CSC Holdings, Inc., Series B, Senior Notes
     7.625%, 04/01/11ss. .....................        750,000            765,000
   DIVA Systems Corp., Series B,
     Senior Discount Notes
     (Callable 03/01/06 @ $100.00)
     1.000%, 03/01/08 0^ .....................      1,750,000              4,375
   Insight Communications Company, Inc.,
     Senior Discount Notes
     (Callable 02/15/06 @ $106.12)
     0.000%, 02/15/10 + ......................      2,000,000          1,980,000
   Insight Midwest/Insight Capital,
     Senior Notes (Callable 10/01/05 @ $103.25)
     9.750%, 10/01/09ss. .....................        200,000            209,500


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Insight Midwest/Insight Capital Corp.,
     Global Senior Notes
     (Callable 11/01/05 @ $105.25)
     10.500%, 11/01/10 .......................     $  500,000        $   535,000
   Mediacom LLC Capital Corp., Senior Notes
    (Callable 01/15/06 @ $104.75)
     9.500%, 01/15/13ss. .....................      2,500,000          2,406,250
                                                                     -----------
                                                                      18,466,550
                                                                     -----------

CAPITAL GOODS--1.8%
   Blount, Inc., Senior Subordinated Notes
    (Callable 08/01/08 @ $104.44)
     8.875%, 08/01/12 ........................      1,000,000          1,035,000
   Case New Holland, Inc, Rule 144A,
     Senior Notes
     9.250%, 08/01/11++ ......................        750,000            768,750
   Case New Holland, Inc., Rule 144A,
     Senior Notes
     (Callable 08/01/07 @ 104.62)
     9.250%, 08/01/11++ ......................        100,000            102,500
   JII Holdings LLC, Global Secured Notes
     (Callable 01/01/06 @ $103.25)
     13.000%, 04/01/07 .......................      1,752,500          1,586,013
   Terex Corp., Global Company
     Guaranteed Notes
     (Callable 01/15/09 @ $103.69)
     7.375%, 01/15/14 ........................        650,000            656,500
                                                                     -----------
                                                                       4,148,763
                                                                     -----------

CHEMICALS--6.8%
   BCP Crystal Holdings Corp.,
     Global Senior Subordinated Notes
     (Callable 06/15/09 @ $104.81)
     9.625%, 06/15/14 ........................        650,000            719,875
   Crompton Corp., Global Senior Notes
     (Callable 08/01/08 @ $104.94)
     9.875%, 08/01/12 ........................      1,000,000          1,150,000
   Crystal US Holdings, Rule 144A,
     Senior Discount Notes
     (Callable 10/01/09 @ $105.25)
     0.000%, 10/01/14+++ .....................        876,000            573,780
   Equistar Chemicals LP/ Equistar
     Funding Corp., Global Company
     Guaranteed Notes
     10.125%, 09/01/08 .......................      1,000,000          1,105,000
   Huntsman Company LLC, Global
     Company Guaranteed Notes
     (Callable 10/15/07 @ $105.81)
     11.625%, 10/15/10 .......................        227,000            263,320
   Huntsman Company LLC, Rule 144A,
     Company Guaranteed Notes
     (Callable 07/15/08 @ $105.75)
     12.000%, 07/15/12++# ....................        773,000            892,815
   IMC Global, Inc., Series B, Global
     Company Guaranteed Notes
     (Callable 06/01/06 @ $105.63)
     11.250%, 06/01/11 .......................      1,450,000          1,616,750
   Invista, Rule 144A, Notes
     (Callable 05/01/08 @ $104.63)
     9.250%, 05/01/12++ ......................        500,000            535,625
   Koppers Industry, Inc., Rule 144A,
     Senior Discount Notes
     (Callable 11/15/09 @ $104.94)
     0.000%, 11/15/14+++ .....................      1,200,000            714,000


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

CHEMICALS
   Lyondell Chemical Co., Global
     Company Guaranteed Notes
     (Callable 06/01/08 @ $105.25)
     10.500%, 06/01/13ss. ....................     $1,000,000        $ 1,157,500
   Lyondell Chemical Co., Global
     Company Guaranteed Notes
     (Callable 12/15/05 @ $104.75)
     9.500%, 12/15/08 ........................      1,400,000          1,499,750
   Millennium America, Inc., Global
     Company Guaranteed Notes
     9.250%, 06/15/08 ........................        800,000            856,000
   Nalco Co., Global Senior Subordinated Notes
    (Callable 11/15/08 @ $104.44)
     8.875%, 11/15/13ss. .....................        900,000            927,000
   PolyOne Corp., Global Company Guaranteed Notes
     (Callable 05/15/07 @ $105.31)
     10.625%, 05/15/10 .......................        750,000            830,625
   Radnor Holdings Corp., Global Senior Notes
     (Callable 03/15/07 @ $105.50)
     11.000%, 03/15/10ss. ....................      1,000,000            670,000
   Resolution Performance Products LLC,
     Global Senior Subordinated Notes
     (Callable 11/15/05 @ $106.75)
     13.500%, 11/15/10ss. ....................      1,000,000          1,087,500
   Terra Capital, Inc., Global Secured Notes
    (Callable 06/01/07 @ $105.75)
     11.500%, 06/01/10 .......................        832,000            952,640
                                                                     -----------
                                                                      15,552,180
                                                                     -----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC)--0.5%
   Time Warner Telecom Holdings, Inc.,
     Rule 144A, Senior Notes
     (Callable 02/15/09 @ $104.63)
     9.250%, 02/15/14++ ......................      1,250,000          1,143,750
                                                                     -----------

CONSUMER PRODUCTS/TOBACCO--6.1%
   AAC Group Holding Corp., Rule 144A,
     Senior Discount Notes
     (Callable 10/01/08 @ $105.13)
     0.000%, 10/01/12+++ .....................        850,000            599,250
   Ames True Temper, Inc., Global
     Senior Subordinated Notes
     (Callable 07/15/08 @ $105.00)
     10.000%, 07/15/12 .......................      1,450,000          1,210,750
   Ames True Temper, Inc., Rule 144A,
     Notes (Callable 01/15/07 @ $103.00)
     7.141%, 07/15/05++# .....................        500,000            472,500
   AMH Holdings, Inc, Global Senior
     Discount Notes
     (Callable 03/01/09 @ $105.62)
     0.000%, 03/01/14 +ss. ...................      1,000,000            680,000
   Amscan Holdings, Inc., Global
     Senior Subordinated Notes
     (Callable 05/01/09 @ $104.38)
     8.750%, 05/01/14 ........................      1,050,000            981,750
   Del Laboratories, Inc., Rule 144A,
     Senior Subordinated Notes
     (Callable 02/01/08 @ $104.00)
     8.000%, 02/01/12++ ......................      1,000,000            950,000
   Diamond Brands Operating Corp.,
     Company Guaranteed Notes
     (Callable 04/15/06 @ $100.00)
     10.125%, 04/15/08 0 .....................      3,097,000             61,940


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   General Binding Corp., Company
     Guaranteed Notes
     (Callable 06/01/05 @ $101.56)
     9.375%, 06/01/08 ........................     $1,050,000        $ 1,060,500
   Johnsondiversey Holdings, Inc.,
     Global Discount Notes
     (Callable 05/15/07 @ $105.34)
     0.000%, 05/15/13 + ......................      1,500,000          1,192,500
   PCA LLC/PCA Finance Corp.,
     Global Senior Notes
     11.875%, 08/01/09 .......................      1,000,000            842,500
   Playtex Products, Inc., Global
     Company Guaranteed Notes
     (Callable 06/01/06 @ $104.69)
     9.375%, 06/01/11ss. .....................      1,300,000          1,355,250
   Prestige Brands, Inc., Global
     Senior Subordinated Notes
     (Callable 04/15/08 @ $104.63)
     9.250%, 04/15/12 ........................        600,000            621,000
   Rayovac Corp., Global Senior
     Subordinated Notes
     (Callable 10/01/08 @ $104.25)
     8.500%, 10/01/13 ........................        500,000            516,250
   Remington Arms Company, Inc.,
     Global Company Guaranteed Notes
     (Callable 02/01/07 @ $105.25)
     10.500%, 02/01/11 .......................        750,000            716,250
   Revlon Consumer Products Corp.,
     Rule 144A, Senior Notes
     (Callable 04/01/08 @ $104.75)
     9.500%, 04/01/11++ ......................        500,000            483,750
   Samsonite Corp., Global Senior
     Subordinated Notes
     (Callable 06/01/08 @ $104.44)
     8.875%, 06/01/11 ........................      1,000,000          1,035,000
   Sealy Mattress Co., Global Senior
     Subordinated Notes
     (Callable 06/15/09 @ $104.13)
     8.250%, 06/15/14ss. .....................      1,250,000          1,268,750
                                                                     -----------
                                                                      14,047,940
                                                                     -----------

CONTAINERS--3.8%
   Berry Plastics Corp., Global
     Company Guaranteed Notes
     (Callable 07/15/07 @ $105.38)
     10.750%, 07/15/12 .......................      1,100,000          1,221,000
   Constar International, Inc., Senior
     Subordinated Notes
     (Callable 12/01/07 @ $105.50)
     11.000%, 12/01/12ss. ....................      1,200,000          1,068,000
   Graham Packaging Company, Inc., Rule 144A,
     Senior Subordinated Notes
     (Callable 10/15/09 @ $104.94)
     9.875%, 10/15/14++ss. ...................        650,000            624,000
   Graphic Packaging Inernational, Corp.,
     Global Senior Subordinated Notes
     (Callable 08/15/08 @ 104.75)
     9.500%, 08/15/13ss. .....................        750,000            750,000
   Intertape Polymer US, Inc., Global
     Senior Subordinated Notes
     (Callable 08/01/09 @ $104.25)
     8.500%, 08/01/14 ........................      1,000,000          1,003,328
   Owens-Brockway Glass Containers,
     Global Company Guaranteed Notes
     (Callable 02/15/06 @ $104.44)
     8.875%, 02/15/09 ........................      1,000,000          1,070,000


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------
CONTAINERS
   Owens-Brockway Glass Containers,
     Global Company Guaranteed Notes
     (Callable 05/15/08 @ $104.12)
     8.250%, 05/15/13 ........................     $  750,000        $   798,750
   Pliant Corp., Company Guaranteed Notes
     (Callable 06/01/05 @ $106.50)
     13.000%, 06/01/10ss. ....................        500,000            377,500
   Pliant Corp., Global Secured Notes
     (Callable 06/15/07 @ $105.56)
     0.000%, 06/15/09 + ......................        500,000            445,000
   Tekni-Plex, Inc., Series B,
     Company Guaranteed Notes
     (Callable 06/15/05 @ $106.38)
     12.750%, 06/15/10ss. ....................        500,000            415,000
   U.S. Can Corporation, Global
     Company Guaranteed Notes
     (Callable 07/15/07 @ $105.44)
     10.875%, 07/15/10 .......................      1,000,000          1,015,000
                                                                     -----------
                                                                       8,787,578
                                                                     -----------

DIVERSIFIED TELECOMMUNICATIONS--1.5%
   Hawaiian Telcom Communications, Inc.,
     Rule 144A, Notes
     (Callable 05/01/09 @ $104.88)
     9.750%, 05/01/13++ ......................      1,000,000            998,750
   Qwest Corp., Notes
     5.625%, 11/15/08 ........................        900,000            884,250
   Qwest Corp., Rule 144A, Senior Notes
     7.875%, 09/01/11++ss. ...................        900,000            918,000
   Qwest Services Corp., Rule 144A, Notes
     (Callable 12/15/06 @ $106.75)
     14.000%, 12/15/10++# ....................        550,000            621,500
                                                                     -----------
                                                                       3,422,500
                                                                     -----------

ENERGY - OTHER--5.1%
   Amerigas Partners LP Eagle Finance Corp.,
     Series B, Global Senior Notes
     (Callable 05/20/06 @ $104.44)
     8.875%, 05/20/11 ........................      1,060,000          1,155,400
   Dynegy Holdings, Inc., Rule 144A,
     Secured Notes
     (Callable 07/15/08 @ $105.06)
     10.125%, 07/15/13++ .....................      1,550,000          1,604,250
   Dynegy Holdings, Inc., Senior Notes
     6.875%, 04/01/11ss. .....................        250,000            208,125
   El Paso CGP Co., Notes
     6.375%, 02/01/09 ........................        450,000            430,875
   El Paso CGP Co., Notes
     7.750%, 06/15/10 ........................        650,000            650,000
   El Paso Corp., Senior Notes
     7.000%, 05/15/11ss. .....................      1,000,000            950,000
   El Paso Natural Gas, Series A,
     Global Senior Notes
     (Callable 08/01/07 @ $103.81)
     7.625%, 08/01/10 ........................      1,000,000          1,049,828
   El Paso Production Holding Company,
     Global Company Guaranteed Notes
     (Callable 06/01/08 @ $103.88)
     7.750%, 06/01/13 ........................      2,800,000          2,835,000
   Giant Industries, Inc., Company
     Guaranteed Notes
     (Callable 05/15/09 @ $104.00)
     8.000%, 05/15/14 ........................        450,000            454,500


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Giant Industries, Inc., Global
     Company Guaranteed Notes
     (Callable 05/15/07 @ $105.50)
     11.000%, 05/15/12 .......................     $  850,000        $   973,250
   Reliant Energy, Inc., Secured Notes
     (Callable 12/15/09 @ $103.38)
     6.750%, 12/15/14 ........................        500,000            445,000
   Reliant Resources, Inc., Global
     Secured Notes
     (Callable 07/15/08 @ $104.75)
     9.500%, 07/15/13 ........................      1,050,000          1,094,625
                                                                     -----------
                                                                      11,850,853
                                                                     -----------

ENVIRONMENTAL SERVICES--1.9%
   Allied Waste North America, Inc.,
     Rule 144A, Senior Notes
     (Callable 03/15/10 @ $103.63)
     7.250%, 03/15/15++ ......................        600,000            549,000
   Allied Waste North America, Inc.,
     Series B, Global Senior Notes
     (Callable 04/15/09 @ $103.69)
     7.375%, 04/15/14ss. .....................      3,200,000          2,816,000
   Waste Services, Inc., Rule 144A,
     Senior Subordinated Notes
     (Callable 04/15/09 @ $104.75)
     9.500%, 04/15/14++ss. ...................      1,000,000            997,500
                                                                     -----------
                                                                       4,362,500
                                                                     -----------

FINANCE - OTHER--2.1%
   Corrections Corporation of America,
     Senior Notes,
     (Callable 05/01/07 @ $103.75)
     7.500%, 05/01/11 ........................        500,000            518,125
   E*TRADE Financial Corp.,
     Global Senior Notes
     (Callable 06/15/08 @ $104.00) ...........
     8.000%, 06/15/11                               1,150,000          1,184,500
   IAAI Finance Corp., Rule 144A,
     Senior Unsecured Notes
     (Callable 04/01/09 @ $105.50)
     11.000%, 04/01/13++ .....................      1,250,000          1,273,277
   Senior Housing Properties Trust,
     Senior Notes
     8.625%, 01/15/12 ........................        800,000            872,000
   Trustreet Properties, Inc., Rule 144A,
     Senior Notes
     (Callable 04/01/10 @ $103.75)
     7.500%, 04/01/15++ ......................      1,000,000          1,007,500
                                                                     -----------
                                                                       4,855,402
                                                                     -----------

FOOD PROCESSORS/BEVERAGE/BOTTLING--2.1%
   Bear Creek Corp., Rule 144A, Senior Notes
     (Callable 03/01/09 @ $104.50)
     9.000%, 03/01/13++ ......................        500,000            492,500
   Birds Eye Foods, Inc., Company
     Guaranteed Notes
     (Callable 11/01/05 @ $101.98)
     11.875%, 11/01/08 .......................        177,000            184,523
   Land O' Lakes, Inc., Global Senior Notes
    (Callable 11/15/06 @ $104.38)
     8.750%, 11/15/11ss. .....................      1,250,000          1,218,750


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

FOOD PROCESSORS/BEVERAGE/BOTTLING
   Le-Natures, Inc., Rule 144A,
     Senior Subordinated Notes
     (Callable 06/15/08 @ $104.50)
     10.000%, 06/15/13++# ....................     $  600,000        $   648,000
   Pinnacle Foods Holding Corp., Global
     Senior Subordinated Notes
     (Callable 12/01/08 @ $104.13)
     8.250%, 12/01/13ss. .....................        500,000            417,500
   Swift & Co., Global Senior
     Subordinated Notes
     (Callable 10/01/06 @ $106.25)
     12.500%, 01/01/10 .......................        850,000            941,375
   Wornick Co., Global Secured Notes
     (Callable 7/15/08 @ $105.44)
     10.875%, 07/15/11 .......................        800,000            820,000
                                                                     -----------
                                                                       4,722,648
                                                                     -----------

GAMING--10.4%
   155 East Tropicana LLC, Rule 144A,
     Secured Notes
     (Callable 04/01/09 @ $104.38)
     8.750%, 04/01/12++ss. ...................      1,000,000            960,000
   AK Steel Corp., Global Company
     Guaranteed Notes
     (Callable 06/15/07 @ $103.88)
     7.750%, 06/15/12ss. .....................      1,000,000            895,000
   Ameristar Casinos, Inc., Global Company
     Guaranteed Notes
     (Callable 02/15/06 @ $105.38)
     10.750%, 02/15/09 .......................      1,350,000          1,474,875
   Argosy Gaming Co., Global Senior
     Subordinated Notes
     (Callable 01/15/09 @ $103.50)
     7.000%, 01/15/14 ........................      1,500,000          1,646,250
   Aztar Corp., Global Senior
     Subordinated Notes
     (Callable 08/15/06 @ $104.50)
     9.000%, 08/15/11 ........................      1,350,000          1,451,250
   Boyd Gaming Corp., Global Company
     Guaranteed Notes
     (Callable 08/01/05 @ $104.63)
     9.250%, 08/01/09 ........................      1,200,000          1,272,000
   Chukchansi Economic Development Authority,
     Rule 144A, Senior Notes
     (Callable 10/01/06 @ $113.00)
     14.500%, 06/15/09++ .....................      2,050,000          2,501,000
   Circus Circus & Eldorado,
     Global First Mortgage
     (Callable 03/01/07 @ $105.06)
     10.125%, 03/01/12ss. ....................      1,350,000          1,458,000
   Hard Rock Hotel, Inc., Global Notes
    (Callable 06/01/08 @ $104.44)
     8.875%, 06/01/13 ........................      2,100,000          2,265,375
   Herbst Gaming, Inc., Global Senior
     Subordinated Notes
     (Callable 06/01/08 @ $104.06)
     8.125%, 06/01/12ss. .....................      1,000,000          1,047,500
   Inn of The Mountain Gods, Global
     Senior Notes
     (Callable 11/15/07 @ $106.00)
     12.000%, 11/15/10 .......................      1,250,000          1,471,875


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Isle of Capri Casinos Inc., Global
     Senior Subordinated Notes
     (Callable 03/01/09 @ $103.50)
     7.000%, 03/01/14 ........................     $  900,000        $   877,500
   Majestic Star Casino LLC, Company
     Guaranteed Notes
     (Callable 10/15/07 @ $104.75)
     9.500%, 10/15/10 ........................      1,500,000          1,575,000
   MGM Mirage, Global Senior Notes
     6.750%, 09/01/12 ........................      1,000,000          1,005,000
   MTR Gaming Group, Inc., Series B,
     Global Company Guaranteed Notes
     (Callable 04/01/07 @ $104.88)
     9.750%, 04/01/10 ........................        250,000            273,750
   OED Corp., Global Company
     Guaranteed Notes
     (Callable 04/15/08 @ $104.38)
     8.750%, 04/15/12 ........................      1,350,000          1,309,500
   Riviera Holdings Corp., Global
     Company Guaranteed Notes
     (Callable 06/15/06 @ $105.50)
     11.000%, 06/15/10 .......................      1,110,000          1,226,550
   Waterford Gaming LLC, Rule 144A,
     Senior Notes
     (Callable 09/15/08 @ $103.55)
     8.625%, 09/15/12++ ......................        350,000            372,750
   Wheeling Island Gaming, Inc.,
     Global Company Guaranteed Notes
     (Callable 12/15/05 @ $105.06)
     10.125%, 12/15/09 .......................        250,000            267,500
   Windsor Woodmont Black Hawk, Series B,
     First Mortgage Notes
     13.000%, 03/15/05 0^ ....................        451,904             34,740
   Wynn Las Vegas LLC, Rule 144A,
     First Mortgage Notes
     (Callable 12/01/09 @ $103.31)
     6.625%, 12/01/14++ ......................        500,000            470,000
                                                                     -----------
                                                                      23,855,415
                                                                     -----------

HEALTHCARE FACILITIES/SUPPLIES--5.9%
   AMR/EmCare Holding, Co., Rule 144A,
     Senior Subordinated Notes
     (Callable 02/15/10 @ $105.00)
     10.000%, 02/15/15++ .....................        500,000            527,500
   Ardent Health Services, Inc., Global
     Senior Subordinated Notes
     (Callable 08/15/08 @ $105.00)
     10.000%, 08/15/13 .......................        750,000            912,075
   CDRV Investors, Inc., Rule 144A,
     Senior Discount Notes
     (Callable 01/01/10 @ $104.81)
     0.000%, 01/01/15+++ .....................      1,800,000            945,000
   Concentra Operating Corp., Global
     Company Guaranteed Notes
     (Callable 08/15/07 @ $104.75)
     9.500%, 08/15/10 ........................      1,000,000          1,045,000
   DaVita, Inc., Rule 144A, Senior
     Subordinated Notes
     (Callable 03/15/10 @ $103.63)
     7.250%, 03/15/15++ss. ...................        250,000            244,375
   Extendicare Health Services, Inc.,
     Senior Subordinated Notes
     (Callable 05/01/09 @ $103.44)
     6.875%, 05/01/14 ........................      1,000,000            962,500


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------
HEALTHCARE FACILITIES/SUPPLIES
   Hanger Orthopedic Group, Inc.,
     Company Guaranteed Global Notes
     (Callable 02/15/06 @ $105.19)
     10.375%, 02/15/09ss. ....................     $  500,000        $   477,500
   Magellan Health Services, Inc.,
     Series A, Senior Notes
     (Callable 11/15/05 @ $104.69)
     9.375%, 11/15/08 ........................        717,276            772,865
   Medquest, Inc., Series B, Global
     Company Guaranteed Notes
     (Callable 08/15/07 @ $105.94)
     11.875%, 08/15/12 .......................      1,000,000          1,015,000
   MQ Associates, Inc., Global Senior
     Discount Notes
     (Callable 08/15/08 @ $109.00)
     0.000%, 08/15/12 + ......................      1,500,000            862,500
   Tenet Healthcare Corp., Global Senior Notes
     9.875%, 07/01/14                                 750,000            774,375
   Tenet Healthcare Corp., Rule 144A,
     Senior Notes
     9.250%, 02/01/15++ ......................        500,000            502,500
   Triad Hospitals, Inc., Senior Notes
     (Callable 05/15/08 @ $103.50)
     7.000%, 05/15/12 ........................      1,740,000          1,792,200
   Triad Hospitals, Inc., Senior
     Subordinated Notes
     (Callable 11/15/08 @ $103.50)
     7.000%, 11/15/13ss. .....................      1,000,000          1,002,500
   Universal Hospital Services, Inc.,
     Global Senior Notes
     (Callable 11/01/07 @ $105.06)
     10.125%, 11/01/11 .......................        750,000            763,125
   Vanguard Health Holding Company, LLC,
     Global Senior Subordinated Notes
     (Callable 10/01/09 @ $104.50)
     9.000%, 10/01/14 ........................      1,000,000          1,047,500
                                                                     -----------
                                                                      13,646,515
                                                                     -----------

HOME BUILDERS--2.0%
   KB Home, Senior Subordinated Notes
     8.625%, 12/15/08 ........................      1,650,000          1,805,910
   Toll Corp., Senior Subordinated Notes
     (Callable 12/01/06 @ $104.12)
     8.250%, 12/01/11 ........................        700,000            751,625
   WCI Communities, Inc., Global
     Company Guaranteed Notes
     (Callable 05/01/07 @ $104.56)
     9.125%, 05/01/12 ........................      1,000,000          1,050,000
   William Lyon Homes, Inc., Company
     Guaranteed Notes
     (Callable 04/01/08 @ $105.38)
     10.750%, 04/01/13 .......................      1,000,000          1,060,000
                                                                     -----------
                                                                       4,667,535
                                                                     -----------

INDUSTRIAL--1.4%
   Altra Industrial Motion, Inc., Rule 144A,
     Secured Notes
     (Callable 12/01/08 @ $104.50)
     9.000%, 12/01/11++ ......................      1,000,000            997,500
   Amsted Industries, Inc., Rule 144A,
     Senior Notes
     (Callable 10/15/07 @ $105.12)
     10.250%, 10/15/11++ .....................      1,000,000          1,075,000


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Amtrol, Inc., Senior Subordinated Notes
     10.625%, 12/31/06 .......................    $   450,000        $   391,500
   Polypore, Inc., Global Senior
     Subordinated Notes
     (Callable 05/15/08 @ $104.38)
     8.750%, 05/15/12 ........................      1,000,000            850,000
                                                                     -----------
                                                                       3,314,000
                                                                     -----------

LEISURE--3.9%
   Affinity Group, Inc., Rule 144A,
     Senior Notes (Callable 02/15/08 @ $105.44)
     10.875%, 02/15/12++ .....................      1,300,000          1,254,500
   AMC Entertainment, Inc., Global Senior
     Subordinated Notes
     (Callable 03/01/09 @ $104.00)
     8.000%, 03/01/14ss. .....................      2,000,000          1,820,000
   Bally Total Fitness Holding Corp.,
     Global Senior Notes
     (Callable 07/15/07 @ $105.25)
     10.500%, 07/15/11 .......................        250,000            244,375
   Bluegreen Corp., Series B, Company
     Guaranteed Notes
     (Callable 04/01/06 @ $100.00)
     10.500%, 04/01/08 .......................      1,125,000          1,141,875
   Booth Creek Ski Holdings, Inc., Series B,
     Company Guaranteed Notes
     12.500%, 03/15/07 .......................      1,300,000          1,290,250
   Cinemark, Inc., Senior Disocunt Notes
     (Callable 03/15/09 @ $104.88)
     0.000%, 03/15/14 + ......................      1,150,000            796,375
   Icon Health & Fitness, Inc., Global
     Company Guaranteed Notes
     (Callable 04/01/07 @ $105.62)
     11.250%, 04/01/12ss. ....................      1,000,000            715,000
   Six Flags, Inc., Global Senior Notes
     (Callable 02/01/06 @ $104.44)
     8.875%, 02/01/10ss. .....................        950,000            838,375
   Six Flags, Inc., Global Senior Notes
     (Callable 06/01/09 @ $104.81)
     9.625%, 06/01/14ss. .....................      1,050,000            892,500
                                                                     -----------
                                                                       8,993,250
                                                                     -----------

LODGING--0.6%
   Host Marriott LP, Global Senior Notes
    (Callable 11/01/08 @ 103.56)
     7.125%, 11/01/13ss. .....................        500,000            508,750
   John Q. Hammons Hotels, Series B,
     Global Notes, First Mortgage
     (Callable 05/15/07 @ $104.44)
     8.875%, 05/15/12 ........................        890,000            952,300
                                                                     -----------
                                                                       1,461,050
                                                                     -----------

METALS & MINING--3.2%
   Alpha Natural Resources LLC,
     Rule 144A, Senior Notes
     (Callable 06/01/08 @ $105.00)
     10.000%, 06/01/12++ .....................      1,600,000          1,784,000
   Edgen Acquisition Corp., Rule 144A,
     Secured Notes
     (Callable 02/01/08 @ $104.94)
     9.875%, 02/01/11++ ......................      1,000,000            980,000


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

METALS & MINING
   Imco Recycling Escrow, Inc., Rule 144A,
     Senior Notes
     (Callable 11/15/08 @ $104.50)
     9.000%, 11/15/14++ ......................     $1,000,000        $ 1,025,000
   International Steel Group, Inc., Global
     Senior Notes
     6.500%, 04/15/14 ........................        500,000            498,750
   Metallurg, Inc., Series B, Company
     Guaranteed Notes
     (Callable 12/01/05 @ $100.00)
     11.000%, 12/01/07 .......................        700,000            665,000
   UCAR Finance, Inc., Global Company
     Guaranteed Notes
     (Callable 02/15/07 @ $105.12)
     10.250%, 02/15/12ss. ....................      1,000,000          1,050,000
   WCI Steel, Inc., Series B, Senior
     Secured Notes
     10.000%, 12/01/49 0 .....................        750,000            528,750
   Wise Metals Group LLC, Global
     Secured Notes
     (Callable 05/15/08 @ $105.13)
     10.250%, 05/15/12ss. ....................      1,000,000            885,000
                                                                     -----------
                                                                       7,416,500
                                                                     -----------

PAPER & FOREST PRODUCTS--3.7%
   Appleton Papers, Inc., Series B,
     Senior Subordinated Notes
     (Callable 06/15/09 @ $104.88)
     9.750%, 06/15/14ss. .....................      1,000,000          1,025,000
   Caraustar Industries, Inc., Global
     Company Guaranteed Notes
     (Callable 04/01/06 @ $105.25)
     9.875%, 04/01/11 ........................      1,000,000            985,000
   Cellu Tissue Holdings, Secured Notes
     (Callable 03/15/07 @ $107.31)
     9.750%, 03/15/10 ........................      1,000,000          1,030,000
   Georgia-Pacific Corp., Global Company
     Guaranteed Notes
     8.875%, 02/01/10 ........................      1,200,000          1,338,000
   Georgia-Pacific Corp., Global Company
     Guaranteed Notes
     (Callable 02/01/08 @ $104.69)
     9.375%, 02/01/13 ........................      1,300,000          1,454,375
   Georgia-Pacific Corp., Global Senior Notes
     8.000%, 01/15/24 ........................        750,000            802,500
   Newark Group, Inc., Global Senior
     Subordinated Notes
     (Callable 03/15/09 @ $104.88)
     9.750%, 03/15/14 ........................      2,000,000          1,980,000
                                                                     -----------
                                                                       8,614,875
                                                                     -----------

PUBLISHING--4.8%
   CBD Media Holdings, Global Senior Notes
     (Callable 07/15/08 @ $104.63)
     9.250%, 07/15/12ss. .....................      1,250,000          1,228,125
   Dex Media West LLC, Global Senior Notes
     (Callable 11/15/08 @ $102.94)
     5.875%, 11/15/11ss. .....................        800,000            776,000
   Dex Media, Inc., Global Discount Notes
     (Callable 11/15/08 @ $104.50)
     0.000%, 11/15/13 + ......................      1,500,000          1,132,500


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Dex Media, Inc., Global Discount Notes
     (Callable 11/15/08 @ $104.50)
     0.000%, 11/15/13 +ss. ...................     $  500,000        $   377,500
   Dex Media, Inc., Global Notes
     (Callable 11/15/08 @ $104.00)
     8.000%, 11/15/13ss. .....................        400,000            414,000
   Haights Cross Operating Co., Global
     Company Guaranteed Notes
     (Callable 08/15/08 @ $105.88)
     11.750%, 08/15/11ss. ....................      1,200,000          1,338,000
   Houghton Mifflin Co., Global
     Senior Discount Notes
     (Callable 10/15/13 @ $105.75)
     0.000%, 10/15/13 +ss. ...................      1,000,000            670,000
   Houghton Mifflin Co., Global Senior Notes
     (Callable 02/01/07 @ $104.12)
     8.250%, 02/01/11 ........................        350,000            351,750
   Morris Publishing Group LLC, Global
     Company Guranteed Notes
     (Callable 08/01/08 @ $103.50)
     7.000%, 08/01/13 ........................        500,000            487,500
   Phoenix Color Corp., Company
     Guaranteed Notes
     (Callable 02/01/06 @ $101.729)
     10.375%, 02/01/09 .......................      2,222,000          2,058,127
   Primedia, Inc., Global Senior Notes
     (Callable 05/15/08 @ $104.00)
     8.000%, 05/15/13 ........................        500,000            505,000
   Sheridan Acquisition Corp, Global
     Secured Notes
     (Callable 05/15/07 @ $105.12)
     10.250%, 08/15/11 .......................      1,000,000          1,062,500
   WDAC Subsidiary Corp., Rule 144A,
     Senior Notes
     (Callable 12/01/09 @ $104.19)
     8.375%, 12/01/14++ ......................        800,000            730,000
                                                                     -----------
                                                                      11,131,002
                                                                     -----------

RESTAURANTS--2.4%
   Buffets, Inc., Global Senior
     Subordinated Notes
     (Callable 07/15/06 @ $105.62)
     11.250%, 07/15/10ss. ....................        850,000            841,500
   Denny's Corp., Rule 144A, Senior Notes
     (Callable 10/01/08 @ $105.00)
     10.000%, 10/01/12++ .....................      1,350,000          1,390,500
   El Pollo Loco, Inc., Global Secured Notes
     (Callable 12/15/06 @ $104.63)
     9.250%, 12/15/09 ........................        750,000            759,375
   O'Charleys, Inc., Global Senior
     Subordinated Notes
     (Callable 11/01/08 @ $104.50)
     9.000%, 11/01/13ss. .....................      1,000,000          1,075,000
   Romacorp, Inc., Senior Notes
     10.500%, 12/31/08 ^ .....................      1,044,088            522,044
   Uno Restaurant Corp., Rule 144A,
     Senior Notes
     (Callable 02/15/08 @ $110.00)
     10.000%, 02/15/11++ss. ..................      1,000,000            995,000
                                                                     -----------
                                                                       5,583,419
                                                                     -----------

See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------
RETAIL-FOOD & DRUG--3.3%
   Ameriqual Group LLC, Rule 144A,
     Secured Notes
     (Callable 04/01/09 @ $104.50)
     9.000%, 04/01/12++ ......................     $  500,000        $   497,500
   Duane Reade, Inc., Global Senior
     Subordinated Notes
     (Callable 08/01/08 @ $104.88)
     9.750%, 08/01/11ss. .....................      1,750,000          1,513,750
   General Nutrition Center, Rule 144A,
     Senior Notes
     (Callable 01/15/08 @ $104.31)
     8.625%, 01/15/11++ ......................        600,000            537,000
   Great Atlantic & Pacific Tea Co., Inc.,
     Senior Notes
     (Callable 12/15/06 @ $104.56)
     9.125%, 12/15/11ss. .....................      1,060,000          1,057,350
   Gregg Appliances, Inc., Rule 144A,
     Senior Notes
     (Callable 02/01/09 @ $104.50)
     9.000%, 02/01/13++ ......................      1,000,000            905,000
   Pathmark Stores, Inc., Global Company
     Guaranteed Notes
     (Callable 02/01/07 @ $104.38)
     8.750%, 02/01/12ss. .....................      1,000,000            957,500
   Rite Aid Corp., Rule 144A, Secured Notes
     (Callable 01/15/10 @ $103.75)
     7.500%, 01/15/15++ ......................      1,000,000            922,500
   Roundy's, Inc., Series B, Global Company
     Guaranteed Notes
     (Callable 06/15/07 @ $104.44)
     8.875%, 06/15/12ss. .....................        500,000            520,000
   Stater Brothers Holdings, Inc.,
     Global Senior Notes
     (Callable 06/15/08 @ $104.06)
     8.125%, 06/15/12ss. .....................        450,000            420,750
   Winn-Dixie Stores, Inc., Company
     Guaranteed Notes
     (Callable 04/01/06 @ $102.22)
     8.875%, 04/01/08ss. .....................        450,000            227,250
                                                                     -----------
                                                                       7,558,600
                                                                     -----------

RETAIL STORES--3.3%
   Asbury Automotive Group Inc., Global
     Company Guaranteed Notes
     (Callable 06/15/07 @ $104.50)
     9.000%, 06/15/12ss. .....................        700,000            693,000
   CSK Auto, Inc., Global Company
     Guaranteed Notes
     (Callable 01/15/09 @ $103.50)
     7.000%, 01/15/14 ........................      1,000,000            910,000
   Finlay Fine Jewelry Corp., Global
     Senior Notes
     (Callable 06/01/08 @ $104.19)
     8.375%, 06/01/12ss. .....................        500,000            442,500
   JC Penney Company, Inc.,
     Series MTNA, Notes
     6.875%, 10/15/15 ........................      1,000,000          1,037,500
   Michaels Stores, Inc., Senior Notes
     (Callable 07/01/05 @ $104.62)
     9.250%, 07/01/09 ........................        900,000            951,750
   Nebraska Book Company, Inc.,
     Global Senior Subordinated Notes
     (Callable 03/15/08 @ $104.31)
     8.625%, 03/15/12 ........................        500,000            477,500


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Pep Boys - Manny, Moe & Jack,
     Series MTNB, Notes
     6.920%, 07/07/06 ........................     $  900,000        $   909,000
   Southern States Cooperative, Inc.,
     Rule 144A, Senior Notes
     (Callable 11/01/07 @ $108.00)
     10.500%, 11/01/10++ .....................      1,300,000          1,306,500
   United Auto Group, Inc., Global Company
     Guaranteed Notes
     (Callable 03/15/07 @ $104.81)
     9.625%, 03/15/12 ........................        750,000            783,750
                                                                     -----------
                                                                       7,511,500
                                                                     -----------

SATELLITE--0.9%
   EchoStar DBS Corp., Rule 144A, Company
     Guaranteed Notes
     6.625%, 10/01/14++ ......................      1,000,000            975,000
   PanAmSat Corp., Global Company
     Guaranteed Notes
     (Callable 08/15/09 @ $104.50)
     9.000%, 08/15/14ss. .....................      1,000,000          1,045,000
                                                                     -----------
                                                                       2,020,000
                                                                     -----------

SECONDARY OIL & GAS PRODUCERS--1.9%
   Chesapeake Energy Corp., Global
     Senior Notes
     (Callable 08/15/09 @ $103.50)
     7.000%, 08/15/14ss. .....................      1,000,000          1,030,000
   Chesapeake Energy Corp., Senior Notes
     (Callable 01/15/09 @ $103.44)
     6.875%, 01/15/16 ........................      1,093,000          1,093,000
   Kerr-McGee Corp, Company
     Guaranteed Notes
     6.875%, 09/15/11 ........................      1,000,000          1,021,250
   Magnum Hunter Resources, Inc., Global
     Company Guaranteed Notes
     (Callable 03/15/07 @ $104.80)
     9.600%, 03/15/12 ........................        423,000            471,645
   Range Resources Corp., Rule 144A, Senior
     Subordinated Notes
     (Callable 03/15/10 @ $103.19)
     6.375%, 03/15/15++ ......................        200,000            194,000
   Whiting Petroleum Corp., Global Senior
     Subordinated Notes
     (Callable 05/01/08 @ $103.63)
     7.250%, 05/01/12 ........................        600,000            600,000
                                                                     -----------
                                                                       4,409,895
                                                                     -----------

SERVICES-OTHER--9.0%
   Advanstar Communications, Inc.,
     Global Secured Note
     (Callable 02/15/08 @ $105.38)
     10.750%, 08/15/10 .......................      1,500,000          1,650,000
   Allied Security Escrow, Global Senior
     Subordinated Notes
     (Callable 07/15/08 @ $105.69)
     11.375%, 07/15/11 .......................      1,250,000          1,281,250
   American Color Graphics, Global Notes
     (Callable 06/15/07 @ $105.00)
     10.000%, 06/15/10ss. ....................      1,150,000            741,750
   Diamond Triumph Auto Glass, Inc., Company
     Guaranteed Notes
     (Callable 04/01/06 @ $100.00)
     9.250%, 04/01/08 ........................      400,000              332,000


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

SERVICES-OTHER
   DynCorp International, Rule 144A,
     Senior Subordinated Notes
     (Callable 02/15/09 @ $104.75)
     9.500%, 02/15/13++ ......................     $1,000,000        $   965,000
   Equinox Holdings, Inc., Senior Notes
     (Callable 12/15/06 @ $104.50)
     9.000%, 12/15/09 ........................        450,000            462,375
   Great Lakes Dredge & Dock Corp.,
     Global Senior Subordinated Notes
     (Callable 12/15/08 @ $103.88)
     7.750%, 12/15/13ss. .....................      1,250,000            990,625
   HydroChem Industrial Services, Inc.,
     Rule 144A, Senior Subordinated Notes
     (Callable 02/15/09 @ $104.63)
     9.250%, 02/15/13++ ......................      1,000,000          1,005,000
   Integrated Alarm Services Group, Inc.,
     Rule 144A, Secured Notes
     (Callable 11/15/08 @ $106.00)
     12.000%, 11/15/11++ .....................      1,000,000            985,000
   Iron Mountain, Inc., Company
     Guaranteed Notes
     (Callable 04/01/06 @ $104.31)
     8.625%, 04/01/13 ........................        750,000            755,625
   La Petite Academy, Inc., Series B,
     Company Guaranteed Notes
     (Callable 05/15/05 @ $101.67)
     10.000%, 05/15/08ss. ....................        980,000            935,900
   Language Line, Inc., Global Senior Notes
     (Callable 06/15/08 @ $105.56)
     11.125%, 06/15/12 .......................        750,000            772,500
   Mortons Restaurant Group, Inc.,
     Global Secured Notes
     (Callable 07/01/07 @ $105.30)
     7.500%, 07/01/10 ........................      1,000,000            970,000
   Muzak LLC/Muzak Finance Corp.,
     Global Senior Notes
     (Callable 02/15/06 @ $105.00)
     10.000%, 02/15/09ss. ....................      1,000,000            845,000
   National Beef Packing Company LLC,
     Global Senior Notes
     (Callable 08/01/07 @ $105.25)
     10.500%, 08/01/11 .......................      1,000,000            962,500
   Neff Corp., Company Guaranteed Notes
     (Callable 06/01/05 @ $101.71)
     10.250%, 06/01/08 .......................      2,000,000          2,010,000
   Rent-A-Center, Inc., Series B,
     Global Company Guaranteed Notes
     (Callable 05/01/06 @ $103.75)
     7.500%, 05/01/10 ........................        500,000            497,500
   Salton, Inc., Global Senior
     Subordinated Notes
     (Callable 04/15/06 @ $103.42)
     12.250%, 04/15/08 .......................      1,500,000            720,000
   United Rentals North America Inc.,
     Global Senior Subordinated Notes
     (Callable 11/15/08 @ $103.88)
     7.750%, 11/15/13ss. .....................      2,000,000          1,885,000
   United Rentals North America, Inc.,
     Global Senior Subordinated Notes
     (Callable 02/15/09 @ $103.50)
     7.000%, 02/15/14ss. .....................      1,000,000            905,000
   WMG Holdings Corp., Rule 144A,
     Senior Discount Notes
     (Callable 12/15/09 @ $104.75)
     0.000%, 12/15/14+++ .....................      1,500,000          1,005,000
                                                                     -----------
                                                                      20,677,025
                                                                     -----------


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

TECHNOLOGY--3.7%
   Advanced Micro Devices, Inc.,
     Global Senior Notes
     (Callable 11/01/08 @ $103.88)
     7.750%, 11/01/12,ss. ....................     $1,000,000        $   960,000
   Amkor Technology, Inc., Global Senior Notes
     (Callable 05/15/08 @ $103.88)
     7.750%, 05/15/13ss. .....................      1,400,000          1,104,250
   Ampex Corp., Secured Notes
     12.000%, 08/15/08 ^                              475,129            475,129
   Itron, Inc., Global Senior Subordinated Notes
     (Callable 05/15/08 @ $103.88)
     7.750%, 05/15/12 ........................      1,000,000          1,005,000
   Lucent Technologies, Inc., Notes
     7.250%, 07/15/06ss. .....................        950,000            971,375
   Lucent Technologies, Inc., Notes
     5.500%, 11/15/08ss. .....................        800,000            780,000
   Sanmina-SCI Corp., Global Company
     Guaranteed Notes
     (Callable 01/15/07 @ $105.19)
     10.375%, 01/15/10 .......................      1,000,000          1,100,000
   Viasystems, Inc., Global Senior
     Subordinated Notes
     (Callable 01/15/08 @ $105.25)
     10.500%, 01/15/11 .......................      1,000,000            965,000
   Xerox Corp., Senior Notes
     (Callable 06/15/08 @ $103.81)
     7.625%, 06/15/13ss. .....................      1,000,000          1,072,500
                                                                     -----------
                                                                       8,433,254
                                                                     -----------

TEXTILE/APPAREL/SHOE MANUFACTURING--2.6%
   BGF Industries, Inc., Series B,
     Senior Subordinated Notes
     (Callable 01/15/06 @ $101.75)
     10.250%, 01/15/09 .......................      2,797,000          2,797,000
   Levi Strauss & Co., Global Senior Notes
     (Callable 12/15/07 @ $106.12)
     12.250%, 12/15/12ss. ....................      1,200,000          1,278,000
   Levi Strauss & Co., Rule 144A, Senior Notes
     (Callable 01/15/10 @ $104.88)
     9.750%, 01/15/15++ ......................      1,000,000            960,000
   Propex Fabrics, Inc., Global Company
     Guaranteed Notes
     (Callable 12/01/08 @ $105.00)
     10.000%, 12/01/12 .......................      1,000,000            955,000
                                                                     -----------
                                                                       5,990,000
                                                                     -----------

TOWER--0.9%
   American Tower Corp., Class A,
     Global Senior Notes
     (Callable 10/15/08 @ $103.56)
     7.125%, 10/15/12 ........................      1,000,000            997,500
   SBA Telecommunications, Inc.,
     Global Senior Discount Notes
     (Callable 12/15/07 @ $104.88)
     0.000%, 12/15/11 + ......................      1,300,000          1,137,500
                                                                     -----------
                                                                       2,135,000
                                                                     -----------

TRANSPORTATION/OTHER--0.3%
   H-Lines Finance Holding Corp.,
     Rule 144A, Senior Discount Notes
     (Callable 04/01/08 @ $105.50)
     0.000%, 04/01/13+++ .....................      1,000,000            777,500
                                                                     -----------


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

UTILITIES--6.6%
   AES Corp., Rule 144A, Secured Notes
     (Callable 05/15/08 @ $104.50)
     9.000%, 05/15/15++ ......................     $1,000,000        $ 1,095,000
   Allegheny Energy Supply Company LLC,
     Global Notes
     7.800%, 03/15/11ss. .....................      1,000,000          1,045,000
   Aquila, Inc., Senior Notes
     7.625%, 11/15/09 ........................      1,100,000          1,108,250
   Calpine Corp., Rule 144A, Secured Notes
    (Callable 07/15/08 @ $104.38)
     8.750%, 07/15/13++ss. ...................      2,250,000          1,563,750
   Calpine Corp., Senior Notes
     8.500%, 02/15/11ss. .....................      1,000,000            497,500
   Calpine Generating Company LLC,
     Global Secured Notes
     (Callable 4/01/08 @ $103.50)
     8.610%, 04/01/10 # ......................      2,500,000          2,350,000
   CMS Energy Corp., Global Senior Notes
     8.900%, 07/15/08 ........................      1,000,000          1,070,000
   CMS Energy Corp., Global Senior Notes
     7.750%, 08/01/10 ........................      1,000,000          1,032,500
   Edison Mission Energy, Global Senior Notes
     10.000%, 08/15/08 .......................        350,000            384,125
   Edison Mission Energy, Senior Notes
     7.730%, 06/15/09ss. .....................      1,300,000          1,339,000
   Midwest Generation LLC, Global
     Secured Notes
     (Callable 05/01/09 @ $104.38)
     8.750%, 05/01/34 ........................      1,000,000          1,095,000
   Mirant Corp., Rule 144A, Senior Notes
     7.400%, 07/15/49++0 .....................      1,100,000            847,000
   NRG Energy, Inc., Rule 144A, Secured Notes
     (Callable 12/15/08 @ $104.00)
     8.000%, 12/15/13++ ......................        235,000            238,525
   Sierra Pacific Resources, Global Senior Notes
     (Callable 03/15/09 @ $104.31)
     8.625%, 03/15/14 ........................        500,000            532,500
   TNP Enterprises, Inc., Series B, Senior
     Subordinated Notes
     (Callable 04/01/06 @ $103.42)
     10.250%, 04/01/10 .......................        850,000            898,875
                                                                     -----------
                                                                      15,097,025
                                                                     -----------

WIRELESS--7.3%
   Airgate PCS, Inc., Rule 144A, Secured Notes
     (Callable 01/01/06 @ $104.69)
     9.375%, 09/01/09++ss. ...................        449,900            480,268
   AirGate PCS, Inc., Secured Note
     (Callable 01/01/06 @ $104.69)
     9.375%, 09/01/09ss. .....................        600,000            640,500
   Alamosa Delaware, Inc., Global Senior Notes
     (Callable 01/31/08 @ $104.25)
     8.500%, 01/31/12 ........................      1,250,000          1,300,000
   American Cellular Corp., Series B,
     Global Senior Notes
     (Callable 08/01/07 @ $105.00)
     10.000%, 08/01/11 .......................      1,100,000          1,034,000
   Centennial Communications Corp., Global
     Company Guaranteed Notes
     (Callable 06/15/08 @ $105.06)
     10.125%, 06/15/13 .......................        650,000            713,375


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Centennial Communications Corp.,
     Global Senior Notes
     (Callable 02/01/09 @ $104.06)
     8.125%, 02/01/14 # ......................     $1,950,000        $ 1,954,875
   Dobson Communications Corp.,
     Global Senior Notes
     (Callable 10/01/08 @ $104.44)
     8.875%, 10/01/13ss. .....................      1,250,000          1,025,000
   Horizon PCS, Inc., Rule 144A, Senior Notes
     (Callable 07/15/08 @ $105.69)
     11.375%, 07/15/12++ .....................        750,000            832,500
   iPCS, Inc., Global Senior Notes
     (Callable 05/01/08 @ $105.75)
     11.500%, 05/01/12ss. ....................        850,000            943,500
   Nextel Communications, Inc., Senior Notes
     (Callable 08/01/08 @ $103.69)
     7.375%, 08/01/15 ........................        250,000            267,500
   Nextel Partners, Inc., Global Senior Notes
     (Callable 07/01/07 @ $104.06)
     8.125%, 07/01/11 ........................      1,100,000          1,188,000
   Rural Cellular Corp., Global Senior
     Subordinated Notes
     (Callable 01/15/06 @ $104.88)
     9.750%, 01/15/10ss. .....................      1,250,000          1,137,500
   Triton PCS, Inc., Global Company
     Guaranteed Notes
     (Callable 06/01/08 @ $104.25)
     8.500%, 06/01/13 ........................      2,000,000          1,740,000
   Ubiquitel Operating Co.,
     Global Senior Notes
     (Callable 03/01/07 @ $107.41)
     9.875%, 03/01/11 ........................      1,000,000          1,087,500
   Ubiquitel Operating Co., Rule 144A,
     Senior Notes
     (Callable 03/01/07 @ $107.41)
     9.875%, 03/01/11++ss. ...................      1,150,000          1,250,625
   Western Wireless Corp., Global Senior Notes
     (Callable 07/15/08 @ $104.62)
     9.250%, 07/15/13ss. .....................      1,000,000          1,147,500
                                                                     -----------
                                                                      16,742,643
                                                                     -----------

TOTAL U.S. CORPORATE BONDS
     (COST $305,577,818)                                             300,709,640
                                                                     -----------

FOREIGN CORPORATE BONDS--11.6%
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--0.4%
   Bombardier Recreational Products,
     Global Senior Subordinated Notes
     (Callable 12/15/08 @ $104.19)
     (Canada) 8.375%, 12/15/13 ...............        800,000            840,000
                                                                     -----------

BROADBAND--0.7%
   Call-Net Enterprises, Inc., Yankee
     Company Guaranteed Notes
     (Callable 01/01/06 @ $105.31)
     (Canada)10.625%, 12/31/08 ...............      1,000,000          1,055,000
   Global Crossing Finance, Rule 144A,
     Company Guaranteed Global Notes
     (Callable 12/15/06 @ 105.38)
     (United Kingdom)
     10.750%, 12/15/14++ss. ..................        650,000            594,750
                                                                     -----------
                                                                       1,649,750
                                                                     -----------


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

BUILDING PRODUCTS--0.3%
   Maax Holdings, Inc., Rule 144A,
     Senior Discount Notes
     (Callable 12/15/08 @ $105.63)
     (Canada) 0.000%, 12/15/12+++ ............     $1,250,000        $   693,750
                                                                     -----------

CABLE--0.9%
   Kabel Deutschland Gmbh, Rule 144A,
     Senior Notes
     (Callable 07/01/09 @ $105.31)
     (Germany) 10.625%, 07/01/14++ ...........      1,000,000          1,060,000
   Telenet Group Holding NV, Rule 144A,
     Senior Notes
     (Callable 12/15/08 @ $105.75)
     (Belgium) (0.000)%, 06/15/14+++ss. ......      1,350,000          1,019,250
                                                                     -----------
                                                                       2,079,250
                                                                     -----------

CHEMICALS--1.0%
   Acetex Corp., Global Senior Notes
     (Callable 08/01/05 @ $105.44)
     (Canada) 10.875%, 08/01/09 ..............      1,000,000          1,060,000
   Rhodia SA, Global Senior Notes
     (France) 10.250%, 06/01/10 ..............      1,250,000          1,331,250
                                                                     -----------
                                                                       2,391,250
                                                                     -----------

CONTAINERS--0.6%
   Crown European Holdings SA,
     Global Secured Notes
     (Callable 03/01/07 @ $104.75)
     (France) 9.500%, 03/01/11 ...............      1,250,000          1,356,250
                                                                     -----------

FOOD PROCESSORS/BEVERAGE/BOTTLING--0.5%
   Burns Philp Capital Property, Ltd.,
     Global Company Guaranteed Notes
     (Callable 07/15/07 @ $104.88)
     (Australia) 9.750%, 07/15/12 ............      1,000,000          1,095,000
                                                                     -----------

GAMING--0.4%
   Kerzner International, Ltd.,
     Global Company Guaranteed Notes
     (Callable 08/15/06 @ $104.44)
     (Bahamas) 8.875%, 08/15/11 ..............        750,000            806,250
                                                                     -----------

INDUSTRIAL--0.0%
   International Utility Structures, Inc.,
     Yankee Senior Subordinated Notes
     (Callable 02/01/06 @ $100) (Canada)
     10.750%, 02/01/08 0 .....................      1,020,500             10,205
                                                                     -----------

LEISURE--0.5%
   NCL Corporation Ltd., Rule 144A,
     Senior Notes
     (Callable 07/15/09 @ $105.31)
     (Bermuda) 11.625%, 07/15/14++# ..........      1,000,000          1,030,000
                                                                     -----------

METALS & MINING--0.8%
   Gerdau Ameristeel Corp., Global
     Senior Notes (Callable 07/15/07 @ $105.38)
     (Canada) 10.375%, 07/15/11 ..............      1,000,000          1,095,000


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

   Ispat Inland ULC, Global Secured Notes
     (Callable 04/01/09 @ $104.88)
     (Canada) 9.750%, 04/01/14 ...............     $  650,000        $   745,875
                                                                     -----------
                                                                       1,840,875
                                                                     -----------

PAPER & FOREST PRODUCTS--1.8%
   Abitibi-Consolidated, Inc., Global Notes
     (Canada) 7.750%, 06/15/11 ...............        600,000            558,000
   Abitibi-Consolidated, Inc., Yankee
     Senior Notes
     (Canada) 8.375%, 04/01/15ss. ............        400,000            367,000
   Fraser Papers, Inc., Rule 144A, Senior Notes
     (Callable 03/15/10 @ $104.38)
     (Canada) 8.750%, 03/15/15++ .............        750,000            701,250
   JSG Funding PLC, Global Senior Notes
     (Callable 10/01/07 @ $104.81)
     (Ireland) 9.625%, 10/01/12 ..............        750,000            746,250
   JSG Funding PLC, Rule 144A,
     Senior Subordinated Notes
     (Callable 01/31/10 @ $103.88)
     (Ireland) 7.750%, 04/01/15++ss. .........      1,000,000            835,000
   Tembec Industries, Inc., Yankee Company
     Guaranteed Notes
     (Callable 06/30/05 @ $102.88)
     (Canada) 8.625%, 06/30/09ss. ............      1,200,000            972,000
                                                                     -----------
                                                                       4,179,500
                                                                     -----------

RETAIL-FOOD & DRUG--0.4%
   Jean Coutu Group (PJC), Inc.,
     Global Senior Subordinated Notes
     (Callable 08/01/09 @ $104.25)
     (Canada) 8.500%, 08/01/14 ...............      1,000,000            947,500
                                                                     -----------

SATELLITE--1.0%
   Intelsat Bermuda, Ltd., Rule 144A,
     Senior Notes (Callable 07/15/05 @ $102.00)
     (Bermuda) 7.805%, 07/15/05++# ...........      1,000,000          1,007,500
   New Asat, Ltd., Global Company
     Guaranteed Notes
     (Callable 02/01/08 @ $104.63)
     (Cayman Islands)
     9.250%, 02/01/11 ........................      1,700,000          1,402,500
                                                                     -----------
                                                                       2,410,000
                                                                     -----------

TECHNOLOGY--0.8%
   Celestica, Inc., Senior Subordinated Notes
     (Callable 07/01/08 @ $103.94)
     (Canada) 7.875%, 07/01/11 ...............        250,000            250,000
   Danka Business Systems, Senior Notes
     (Callable 06/15/07 @ $105.50)
     (United Kingdom)
     11.000%, 06/15/10 .......................        750,000            690,000
   Flextronics International, Ltd., Global
     Senior Subordinated Notes
     (Callable 11/15/09 @ $103.13)
     (Singapore) 6.250%, 11/15/14ss. .........      1,000,000            930,000
                                                                     -----------
                                                                       1,870,000
                                                                     -----------


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

TRANSPORTATION--0.8%
   Sea Containers, Ltd., Series B, Yankee
     Senior Notes (Bermuda)
     7.875%, 02/15/08 ........................     $  445,000        $   439,437
   Ship Finance International Ltd.,
     Global Senior Notes
     (Callable 12/15/08 @ $104.25)
     (Bermuda) 8.500%, 12/15/13 ..............      1,500,000          1,432,500
                                                                     -----------
                                                                       1,871,937
                                                                     -----------

TRANSPORTATION/OTHER--0.2%
   Titan Petrochemicals Group, Ltd.,
     Rule 144A, Company Guaranteed Notes
     (Bermuda) 8.500%, 03/18/12++ ............        500,000            455,000
                                                                     -----------

WIRELESS--0.5%
   Millicom International Cellular SA,
     Global Senior Notes
     (Callable 12/01/08 @ $105.00) (Luxembourg)
     10.000%, 12/01/13 # .....................        750,000            733,125
   Rogers Wireless Communications, Inc.,
     Global Secured Notes
     (Canada) 7.500%, 03/15/15 ...............        500,000            515,625
                                                                     -----------
                                                                       1,248,750
                                                                     -----------

TOTAL FOREIGN CORPORATE BONDS
     (COST $27,645,712)                                               26,775,267
                                                                     -----------

                                                     SHARES
                                                   ----------

COMMON STOCKS--0.8%
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--0.0%
   Cambridge Industries
     Liquidating Trust * .....................        774,557              7,746
                                                                     -----------

CHEMICALS--0.0%
   Huntsman Corp. * ..........................          4,893            102,949
                                                                     -----------

DIVERSIFIED TELECOMMUNICATIONS--0.2%
   Versatel Telecom International NV * .......        233,772            531,147
                                                                     -----------

FOOD PROCESSORS/BEVERAGE/BOTTLING--0.5%
   Archibald Candy Corp. *^ ..................          1,291                  0
   Crunch Equity Holdings, Class A * .........            845          1,098,458
                                                                     -----------
                                                                       1,098,458
                                                                     -----------

WIRELESS--0.1%
   Dobson Communications Corp.,
     Class A * ...............................         99,764            199,528
                                                                     -----------

TOTAL COMMON STOCKS
     (COST $2,949,016)                                                 1,939,828
                                                                     -----------

                                                     SHARES             VALUE
                                                   ----------        -----------

PREFERRED STOCK--0.1%
WIRELESS--0.1%
   Dobson Communications Corp., Rule 144A++
     (Cost $265,050) .........................          1,550        $   129,081
                                                                     -----------

WARRANTS--0.0%
BROADBAND--0.0%
   GT Group Telecom, Inc., Rule 144A,
     strike price $0.00,
     (Callable 04/01/08 @ 105.50)
     expires 02/01/10*++ .....................          6,750                  0
   Ono Finance PLC,
     expires 05/31/09 * ......................          5,980                 60
                                                                     -----------
                                                                              60
                                                                     -----------

DIVERSIFIED TELECOMMUNICATIONS--0.0%
   Versatel Telecom International NV,
     strike price $2.81, expires 05/15/08*^ ..          3,000             37,177
                                                                     -----------

GAMING--0.0%
   Windsor Woodmont Black Hawk,
     strike price $0.01, expires 03/15/10*^ ..            106                  0
                                                                     -----------

RESTAURANTS--0.0%
   New World Restaurant Group, Inc.,
     strike price $13.00, expires 06/20/06 * .            336                  3
                                                                     -----------

SATELLITE--0.0%
   Asat Finance LLC, Rule 144A,
     strike price $18.60, expires 11/01/06, *++         5,000                625
                                                                     -----------

TECHNOLOGY--0.0%
   Viasystems, Inc., strike price $25.31,
     expires 01/31/10 *^ .....................        204,293              2,043
                                                                     -----------

TOTAL WARRANTS
     (COST $3,938,143)                                                    39,908
                                                                     -----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   ----------

REPURCHASE AGREEMENTS--24.8%
   Bear Stearns & Co., 2.25%,
     Dated 04/30/05, due 05/01/05,
     proceeds at maturity $3,642,205,
     (fully collateralized by
     U.S. Treasury Strips, due 05/15/16.,
     Market Value of collateral is
     $3,748,413)ss.ss. .......................     $3,641,523          3,641,523
   Bear Stearns & Co., 2.85%,
     Dated 04/30/05, due 05/01/05,
     proceeds at maturity $7,646,251,
     (fully collateralized by
     U.S. Treasury Strips, due 05/15/16.,
     Market Value of collateral is
     $7,867,649)ss.ss. .......................      7,644,435          7,644,435


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  -----------        -----------

REPURCHASE AGREEMENTS
   Bear Stearns & Co., 3.00%,
     Dated 04/30/05, due 05/01/05,
     proceeds at maturity $45,269,790,
     (fully collateralized by
     FHLMC, due 05/15/28,
     FHLMC, due 06/15/31,
     FHLMC, due 02/15/32,
     FNMA, due 11/25/30,
     FNMA, due 10/25/31,
     FNMA, due 11/25/31,
     FNMA, due 12/25/31,
     FNMA, due 03/18/32,
     GNMA, due 09/20/30,
     GNMA, due 04/30/31,
     GNMA, due 03/20/32,
     U.S. Treasury Strips, due 05/15/16,
     Market Value of collateral
     is $46,442,930),ss.ss. ..................    $45,258,475        $45,258,475
   Bear Stearns & Co., 3.00%,
     Dated 04/30/05, due 05/01/05,
     proceeds at maturity $486,622,
     (fully collateralized by
     U.S. Treasury Strips, due 05/15/16.
     Market Value of collateral
     is $500,612),ss.ss. .....................        486,500            486,500
                                                                     -----------

TOTAL REPURCHASE AGREEMENTS
     (COST $57,030,933) ......................                        57,030,933
                                                                     -----------


                                                      SHARES            VALUE
                                                   ----------        -----------

SHORT-TERM INVESTMENTS--13.0%
   Dreyfus Cash Management, Class A,
     Institutional Shares,ss.ss. .............     15,000,000        $15,000,000
   Dreyfus Cash Management Plus, Inc.,
     Institutional Shares,ss.ss. .............     15,000,000         15,000,000
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
     (COST $30,000,000) ......................                        30,000,000
                                                                     -----------

TOTAL INVESTMENTS-180.8%
     (COST $427,406,672) .....................                       416,624,657

LIABILITIES IN EXCESS OF
     OTHER ASSETS--(80.8)% ...................                     (186,173,580)
                                                                   -------------

NET ASSETS--(100.0%) .........................                     $ 230,451,077
                                                                   =============


Notes:

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $70,840,622 or 30.74% of net assets.
+ Step Bond -- The interest stated is as of April 30, 2005 and will reset at a future date.
0      Bond in default.
*      Non-income producing security.
^ Not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
ss.    Security or portion thereof is out on loan.
ss.ss. Represents security purchased with cash collateral received for securities on loan.
# Variable rate obligations - The interest rate shown is the rate as of April 30, 2005.

See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   ASSETS:
      Investments in securities at value, including collateral for
         securities on loan of $87,030,933 (Cost $427,406,672) (Note 2, 8) .............          $416,624,6571
      Cash .............................................................................             6,721,426
      Interest receivable ..............................................................             8,209,760
      Receivable for investments sold ..................................................             2,642,791
      Prepaid expenses and other assets ................................................                72,724
                                                                                                  ------------
         Total Assets ..................................................................           434,271,358
                                                                                                  ------------

   LIABILITIES:
      Investment advisory fees (Note 3) ................................................               268,299
      Administrative fees (Note 3) .....................................................                78,948
      Loan payable (Note 6) ............................................................           113,000,000
      Payable upon return of securities loaned (Note 8) ................................            87,030,933
      Payable for investments purchased ................................................             3,030,823
      Interest payable .................................................................               315,234
      Trustees' fees (Note 3) ..........................................................                13,298
      Other accrued expenses payable ...................................................                82,746
                                                                                                  ------------
         Total Liabilities .............................................................           203,820,281
                                                                                                  ============

   NET ASSETS
      Applicable to 54,432,061 shares outstanding ......................................          $230,451,077
                                                                                                  ============

   NET ASSETS CONSIST OF:
      Capital stock, $0.001 par value (Note 5) .........................................          $     54,432
      Paid-in capital (Note 5) .........................................................           485,995,186
      Distributions in excess of net investment income .................................            (4,401,113)
      Accumulated net realized loss on investments .....................................          (240,415,413)
      Net unrealized depreciation from investments .....................................           (10,782,015)
                                                                                                  ------------
      Net Assets .......................................................................          $230,451,077
                                                                                                  ============
   NET ASSET VALUE PER SHARE ($230,451,077 / 54,432,061)                                                $ 4.23
                                                                                                        ======
   MARKET PRICE PER SHARE                                                                               $ 4.59
                                                                                                        ======

1    Including $73,846,955 of securities on loan.

See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF OPERATIONS
For the Six Months ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   INVESTMENT INCOME: (Note 2)
      Interest .........................................................................          $ 16,964,470
      Securities lending ...............................................................               389,087
                                                                                                  ------------
         Total investment income .......................................................            17,353,557
                                                                                                  ------------

   EXPENSES:
      Investment advisory fees (Note 3) ................................................             1,738,832
      Administrative fees (Note 3) .....................................................               100,598
      Interest and leveraging fees (Note 6) ............................................             1,661,857
      Printing fees (Note 3) ...........................................................                34,621
      Trustees' fees (Note 3) ..........................................................                25,624
      Audit fees .......................................................................                24,934
      Legal fees .......................................................................                24,619
      Registration fees ................................................................                19,806
      Custodian fees ...................................................................                17,114
      Transfer agent fees ..............................................................                11,743
      Insurance expense ................................................................                 3,994
      Miscellaneous expense ............................................................                 1,895
                                                                                                  ------------
         Total expenses ................................................................             3,665,637
                                                                                                  ------------
   NET INVESTMENT INCOME ...............................................................            13,687,920
                                                                                                  ------------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments .................................................             2,590,169
      Net change in unrealized appreciation (depreciation) on investments ..............           (17,391,564)
                                                                                                  ------------
      Net realized and unrealized loss on investments ..................................           (14,801,395)
                                                                                                  ------------
   NET DECREASE IN NET ASSETS FROM OPERATIONS ..........................................          $ (1,113,475)
                                                                                                  ============


See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                            FOR THE SIX MONTHS
                                                                                                   ENDED
                                                                                                 4/30/2005              YEAR ENDED
                                                                                                (UNAUDITED)             10/31/2004
                                                                                               -------------          -------------
   OPERATIONS:
      Net investment income ..........................................................         $  13,687,920          $  28,246,566
      Net realized income (loss) on investments ......................................             2,590,169             (4,053,958)
      Net change in unrealized appreciation (depreciation)
         on investments ..............................................................           (17,391,564)            17,042,720
                                                                                               -------------          -------------
      Net increase (decrease) in net assets resulting from operations ................            (1,113,475)            41,235,328
                                                                                               -------------          -------------

   DIVIDENDS TO SHAREHOLDERS:
      From net investment income .....................................................           (15,021,588)           (30,957,053)
                                                                                               -------------          -------------
      Net decrease in net assets resulting from dividends ............................           (15,021,588)           (30,957,053)
                                                                                               -------------          -------------

   CAPITAL SHARE TRANSACTIONS: (Note 5)
      Reinvestment of dividends ......................................................             2,063,114              4,990,024
                                                                                               -------------          -------------
      Net increase in net assets from capital share transactions .....................             2,063,114              4,990,024
                                                                                               -------------          -------------
      Net increase (decrease) in net assets ..........................................           (14,071,949)            15,268,299

   NET ASSETS:
      Beginning of period ............................................................           244,523,026            229,254,727
                                                                                               -------------          -------------
      End of period ..................................................................         $ 230,451,077          $ 244,523,026
                                                                                               =============          =============
   Distributions in excess of net investment income ..................................         $  (4,401,113)         $  (3,067,445)
                                                                                               =============          =============

See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
   CASH FLOWS FROM OPERATING ACTIVITIES:
      Interest, dividends and securities lending income received .......................       $  15,930,693
      Operating expenses paid ..........................................................          (3,626,081)
      Purchases of long-term securities ................................................        (107,293,736)
      Proceeds from sales of long-term securities ......................................         109,308,021
                                                                                               -------------
   Net cash provided by operating activities ...........................................                              $  14,318,897

   CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from borrowings .........................................................         113,000,000
      Repayment of borrowings ..........................................................        (111,338,143)
      Cash dividends paid ..............................................................         (12,958,474)
                                                                                               -------------
   Net cash used in financing activities ...............................................                                (11,296,617)
                                                                                                                      -------------
   Net increase in cash ................................................................                                  3,022,280
   Cash--beginning of period ...........................................................                                  3,699,146
                                                                                                                      -------------
   Cash--end of period .................................................................                              $   6,721,426
                                                                                                                      =============
   RECONCILIATION OF NET DECREASE IN NET ASSETS
      FROM OPERATION TO NET CASH USED IN
      OPERATING ACTIVITIES:
   Net decrease in net assets resulting from operations ................................                              $  (1,113,475)

   ADJUSTMENTS TO RECONCILE NET DECREASE IN NET ASSETS FROM OPERATIONS TO NET
      CASH PROVIDED BY OPERATING ACTIVITIES:
      Decrease in dividends and interest receivable ....................................       $     231,814
      Increase in accrued expenses .....................................................              16,525
      Increase in interest payable .....................................................             100,053
      Increase in prepaid expenses and other assets ....................................             (47,043)
      Decrease in advisory fees payable ................................................             (29,980)
      Net amortization of discount on investments ......................................          (1,654,677)
      Purchases of long-term securities ................................................        (107,293,736)
      Proceeds from sales of long-term securities ......................................         109,308,021
      Net change in unrealized depreciation on investments .............................          17,391,564
      Net realized gain on investments .................................................          (2,590,169)
                                                                                               -------------
           Total adjustments ...........................................................                                 15,432,372
                                                                                                                      -------------
   Net cash provided by operating activities ...........................................                              $  14,318,897
                                                                                                                      =============

   NON-CASH ACTIVITY:
      Dividend reinvestments ...........................................................                              $   2,063,114
                                                                                                                      =============

See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Fund's financial statements.

                            FOR THE SIX
                            MONTHS ENDED                              YEAR ENDED                                 PERIOD
                              4/30/2005   ------------------------------------------------------------------      ENDED
                            (UNAUDITED)  10/31/04    10/31/03   10/31/02    10/31/01    10/31/00   10/31/99    10/31/981
                            -----------  --------    --------   --------    --------    --------   --------    ---------
Net asset value,
   beginning of period ....   $  4.53     $  4.34     $  3.53    $  4.49     $  6.16     $  7.98    $  8.36      $ 10.00
                              -------     -------     -------    -------     -------     -------    -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment
   income .................      0.25        0.53        0.55       0.652       0.84        0.962      0.98         0.24
Net realized and
   unrealized gain (loss)
   on investments .........     (0.27)       0.24        0.87      (0.80)      (1.63)      (1.80)     (0.38)       (1.62)
                              -------     -------     -------    -------     -------     -------    -------      -------
      Total from investment
      operations ..........     (0.02)       0.77        1.42      (0.15)      (0.79)      (0.84)      0.60        (1.38)
                              -------     -------     -------    -------     -------     -------    -------      -------
LESS DIVIDENDS:
   From net investment
      income ..............     (0.28)      (0.58)      (0.61)     (0.71)      (0.86)      (0.98)     (0.98)       (0.24)
   Return of capital ......        --          --          --      (0.10)      (0.02)         --         --           --
                              -------     -------     -------    -------     -------     -------    -------      -------
      Total dividends to
      shareholders ........     (0.28)      (0.58)      (0.61)     (0.81)      (0.88)      (0.98)     (0.98)       (0.24)
                              -------     -------     -------    -------     -------     -------    -------      -------
Offering costs charged
   to paid-in-capital .....        --          --          --         --          --          --      0.003        (0.02)
                              -------     -------     -------    -------     -------     -------    -------      -------
Net asset value,
   end of period ..........   $  4.23     $  4.53     $  4.34    $  3.53     $  4.49     $  6.16    $  7.98      $  8.36
                              =======     =======     =======    =======     =======     =======    =======      =======
Market value,
   end of period ..........   $  4.59     $  5.24     $  4.76    $  4.10     $  5.07     $  6.19    $  8.06      $  9.56
                              =======     =======     =======    =======     =======     =======    =======      =======
Total return
   (market value)4 ........     (6.91)%     25.49%      35.07%     (2.15)%     (3.21)%    (12.15)%    (5.71)%      (1.74)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (000s omitted) ......  $230,451    $244,523    $229,255   $180,889    $219,440    $286,838   $358,679     $359,956
   Average debt
      per share ...........   $  2.12     $  2.05     $  1.81    $  1.99     $  2.49     $  3.47    $  3.18      $  1.02
   Ratio of operating
      expenses to average
      net assets ..........      3.00%5      2.51%       2.57%      2.91%       4.29%       4.81%      3.62%        1.81%5
   Ratio of operating expense
      to average net assets,
      excluding interest
      and leveraging
      expenses ............      1.64%5      1.70%       1.73%      1.78%       1.73%       1.61%      1.53%        1.16%5
   Ratio of net investment
      income to average
      net assets ..........     11.18%5     11.99%      13.85%     15.17%      15.22%      12.90%     11.24%       10.48%5
   Portfolio turnover
      rate ................      6.08%      12.10%      15.96%     33.22%      46.11%      31.29%     60.23%       15.26%

1    The fund commenced operations on July 28, 1998.
2    Based on average shares outstanding.
3    Amount rounds to less than $0.01.
4 Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursuant to the Fund's Dividend Reinvestment Plan. Total return based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total returns for periods less than one year are not annualized.
5    Annualized.

See notes to financial statements.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


1. ORGANIZATION

   Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("Investment Company Act"), as a non-diversified, closed-end management investment company. The Fund's shares trade on the New York Stock Exchange under the ticker symbol DHY. The Fund's primary objective is to seek high current income. The following is a summary of significant accounting policies consistently followed by the Fund in its operations and in connection with the preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

A) PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

   Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not reflect an investment's fair value.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Interest income is earned on the accrual basis. Dividend income is recorded on the ex-dividend date. Accretion of discount and amortization of premium is recognized using effective interest method.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends on a monthly basis. Each dividend is recorded on the ex-dividend date. Capital gains, if any, net of capital losses, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

   The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of Common Stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

D) FEDERAL INCOME TAXES: No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

E) CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

F) USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

   The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("CSAM"). The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Under the Advisory Agreement with the Fund, CSAM provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of CSAM. For the six months ended April 30, 2005, investment advisory fees earned were $1,738,832.

   State Street Bank and Trust Company ("SSB") serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $100,598.

   The Fund pays each Trustee not affiliated with CSAM $1,000 per regular quarterly board meeting attended and an annual retainer fee of $12,500. In addition, the Fund reimburses each Trustee for travel and out-of-pocket expenses relating to his attendance at such meetings.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2005, Merrill was paid $20,425 for its services to the Fund.

4. INVESTMENTS

   Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, during the six months ended April 30, 2005, amounted to $57,923,668 and $21,105,848, respectively.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

5. FUND SHARES

   The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

                                                                        FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                                       APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                                                       --------------------------   ------------------
Shares issued through reinvestment of dividends ...................              454,431                 1,132,804
                                                                                 =======                 =========

6. NOTES PAYABLE

   The Fund has a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, as amended from time to time, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1 1/43% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. The Fund pays a program fee of 0.20% of the average daily amount leveraged, an administration fee of 0.02% of the average daily amount leveraged and a liquidity fee of 0.15% of the maximum borrowing limit (currently $150 million). The Agreement requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1 1/43%. At April 30, 2005 the Fund had loans outstanding under the Agreement. During the six months ended April 30, 2005, the Fund had borrowings under the Agreement as follows:

         AVERAGE DAILY            WEIGHTED AVERAGE                MAXIMUM DAILY
         LOAN BALANCE               INTEREST RATE               LOAN OUTSTANDING
         -------------            ----------------              ----------------
         $115,232,044                  2.453%                     $117,000,000

7. CONCENTRATION OF RISK

   The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds").

   These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

8. SECURITIES LENDING

   The Fund loaned securities during the six months ended April 30, 2005 to certain brokers, with the Fund's custodian acting as lending agent. Upon such loans, the Fund receives collateral, which is maintained by the custodian and earns income, in the form of negotiated lender's fees. On a daily basis, the Fund monitors the market value of securities loaned and maintains collateral against the securities loaned in an amount not less than the value of the securities loaned. The Fund may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of the collateral or the loaned securities. Cash collateral received by the Fund in connection with securities lending activity is invested in repurchase agreements with Bear Stearns & Co. or in the Dreyfus Cash Management Fund and Dreyfus Cash Management Plus, Inc. Fund.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------


9. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT PLAN

   Referenced below are policies related to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). These policies apply to shareholders whose shares are registered directly with the Fund in their own name. Shareholders whose shares are purchased through a broker-dealer or nominee should contact such broker-dealer or nominee regarding questions related to the reinvestment of the Fund's dividends.

   Pursuant to the Fund's Plan, unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested by EquiServe as agent for Shareholders in administering the Plan (the "Plan Agent"), in additional shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by EquiServe as the Dividend Disbursing Agent. Such participants may elect not to participate in the Plan and to receive all dividends and capital gain distributions in cash by sending written instructions to EquiServe as the Dividend Disbursing Agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

   Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market ("open-market purchases") on the NYSE or elsewhere. If on the record date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued. If on the dividend record date the net asset value per share is greater than the market value (such condition being referred to herein as "market-discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   In the event of a market discount on the dividend record date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend record date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the record date of the dividend through the date before the next "ex-dividend" date. If, before the Plan Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend record date. Because of the foregoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date.

   The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts,

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION
(unaudited) (continued)
--------------------------------------------------------------------------------

including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder and held for the account of beneficial owners who participate in the Plan.

   There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

   The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

   Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

   Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

   All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, RI 02940-3010, 1-800-730-6001.

LEVERAGE--BENEFITS AND RISKS

   The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, CSAM in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION
(unaudited) (continued)
--------------------------------------------------------------------------------

relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede CSAM in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

CREDIT SUISSE HIGH YIELD BOND FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

   Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Credit Suisse High Yield Bond Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the terms of the Fund's existing investment advisory agreement. In this regard, the Board reviewed and re-approved, during the six months covered by this report an investment advisory agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("CSAM") for the Fund.

   More specifically, at a meeting held on February 14, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CSAM and the re-approval of the Advisory Agreement.

Nature, Extent and Quality of Services
--------------------------------------

   The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CSAM was provided to the Board, as were responses of CSAM to requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed these materials, which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by investment personnel of CSAM. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the chief investment officer who is primarily responsible for day-to-day portfolio management services for the Fund.

   The Board considered the investment and legal compliance programs of the Fund and CSAM, including their implementation of enhanced compliance policies and procedures in response to Securities and Exchange Commission rule changes and other regulatory initiatives.

   The Board evaluated the ability of CSAM, based on its resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding CSAM's compensation arrangements for its personnel involved in the management of the Fund.

   Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CSAM.

Fund Performance and Expenses
-----------------------------

   The Board considered the one-year, two-year, three-year, four-year and five-year performance results for the Fund. It also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index, the Lipper Closed-End Leveraged High Yield Bond Funds Index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund and provided the comparative data. The Board was provided with a description of the methodology used by Lipper to select the closed-end mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was better than the median performance of its Peer Group over the one-, two-, three-, four- and five-year periods.

   The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including management fees, non-management fees and actual total expenses of the Fund (including and excluding investment-related expenses and taxes). It also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper.

CREDIT SUISSE HIGH YIELD BOND FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

   The Board noted that the overall expense ratio of the Fund was high relative to the Peer Group's median overall ratio, both including and excluding investment-related expenses and taxes. In addition, the Board observed that the Fund's performance was better than the median performance of its Peer Group over the one-, two-, three-, four- and five-year periods and ranked in the first quintile against its Peer Group in the most recent fiscal year. However, the Board considered that while the total expense ratio was high relative to its Peer Group, the "other expenses" category includes interest expense on the bank borrowings utilized by the Fund to leverage the portfolio, while certain funds within the Peer Group do not engage in any leverage, or may borrow to a lesser extent than the Fund. The Board noted that the Fund's total expense ratio was much closer to that of its peers that also utilized leverage. However, in response to the Board's concern regarding the Fund's expense levels, Management proposed, and the Board approved, the inclusion of breakpoints in the advisory fee rate, effectively lowering the Fund's advisory fees, the largest component of the Fund's total expense ratio.

   Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreement for the Fund.

Investment Advisory Fee Rate
----------------------------

   The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the Fund to CSAM for investment advisory services.

   Additionally, the Board received and considered information comparing the Advisory Agreement Rate (both on a stand-alone basis and on a combined basis with the Fund's administration fee rate) with those of the other funds in its Peer Group. The Board noted that the Fund's administrator is not affiliated with CSAM and that the Fund's administration agreement and corresponding fees were negotiated at arm's-length. In this regard, the Board observed that the Advisory Agreement Rate and the combined investment advisory/administration fee rate for the Fund ranked the Fund in the 5th quintile for total management fees among funds in its Peer Group. Additionally, the Board considered that the Fund ranked in the 1st quintile for performance results over its one-year period. The Board discussed the Advisory Agreement Rate and performance results with Management, after which Management proposed the inclusion of breakpoints in the Advisory Agreement Rate to effectively lower the Advisory Agreement Rate at the Fund's current net asset level which the Board subsequently approved. The Board concluded that these factors supported the Advisory Agreement Rate.

Profitability
-------------

   The Board received and considered a detailed estimated profitability analysis of CSAM based on the Advisory Agreement Rate, as well as on any other relationships between the Fund and CSAM and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that CSAM and its affiliates received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale
------------------

   The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints.

   The Board observed that the Advisory Agreement did not initially offer breakpoints. However, the Board noted that as part of its review and re-approval of the Advisory Agreements it had approved the inclusion of breakpoints in the Advisory Agreement Rate and, as a result, there would be potential for realizing economies of scale.

CREDIT SUISSE HIGH YIELD BOND FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Information about Services to Other Clients
-------------------------------------------

   The Board also received and considered information about the nature, extent and quality of services and fee rates offered by CSAM to its other clients, including other registered investment companies and institutional investors and investment companies to which CSAM serves as an unaffiliated sub-adviser. The Board concluded that the Advisory Agreement Rate was within a reasonable range of the fee rates offered to other clients of CSAM. Where rates offered to other clients were appreciably lower, the Board concluded, based on information provided by CSAM, that the costs associated with managing and operating a registered, closed-end, high yield bond fund, compared with an open-end, domestic equity, commodity or fixed income fund, or a fund to which CSAM serves as an unaffiliated sub-adviser, provided a justification for the higher fee rates charged to the Fund.

Other Factors and Broader Review
--------------------------------

   As discussed above, the Board reviews detailed materials received from CSAM annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of CSAM at least in each of its quarterly meetings, which include, among other things, a detailed portfolio review, and detailed fund performance reports, and confers with the chief investment officer of the Fund at least quarterly with respect to the portfolio management of the Fund.

   After considering the above-described factors and based on its deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its remaining shareholders. Accordingly, the Board unanimously re-approved the Advisory Agreement.

CREDIT SUISSE HIGH YIELD BOND FUND  (UNAUDITED)
--------------------------------------------------------------------------------


PRIVACY POLICY NOTICE

Important Privacy Choices for Consumers
---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

o  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 16, 2005.

CREDIT SUISSE HIGH YIELD BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how the Credit Suisse High Yield Bond Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

o  By calling 1-800-293-1232

o  On the Fund's website, www.csam.com/us

o  On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                        CREDIT | ASSET
800-293-1232 o www.csam.com/us                          SUISSE | MANAGEMENT


                                                                    DHY-SAR-0405

CREDIT SUISSE HIGH YIELD BOND FUND
466 LEXINGTON AVENUE
NEW YORK, NY 10017

================================================================================
TRUSTEES
Enrique R. Arzac
Lawrence J. Fox
James S. Pasman, Jr.
================================================================================

OFFICERS
Michael E. Kenneally
Chairman of the Fund, Chief Executive Officer
and President
Dennis M. Schaney
Chief Investment Officer
Michael E. Gray
Investment Officer
Michael A. Pignataro
Chief Financial Officer, Vice President and Secretary
Emidio Morizio
Chief Compliance Officer
Ajay Mehra
Chief Legal Officer
J. Kevin Gao
Senior Vice President
Robert M. Rizza
Treasurer
================================================================================
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, NY  10017
--------------------------------------------------------------------------------
ADMINISTRATOR
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA  02110
--------------------------------------------------------------------------------
CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ  08540
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
EquiServe Trust Co., N.A.
P.O. Box 43010
Providence, RI 02940-3010
--------------------------------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY  10019
--------------------------------------------------------------------------------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103
================================================================================

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated January 11, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE HIGH YIELD BOND FUND, INC.

                  /s/Michael E. Kenneally
                  ------------------------------
                  Name:  Michael E. Kenneally
                  Title: Chief Executive Officer

                  Date:  July 5, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title: Chief Executive Officer
                  Date:  July 5, 2005

                  /s/Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  July 5, 2005